Investment Securities - Securities in Continuous Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	$ (1,289)	$ (6,229)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	304,197	578,646
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(10,637)	(23,128)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	553,487	1,297,408
Unrealized gross losses of AFS securities, continuous unrealized loss position	(11,926)	(29,357)
Fair value of AFS securities, continuous unrealized loss position	857,684	1,876,054
Corporate debt securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	0	(183)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	0	72,862
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(2,582)	(3,399)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	100,467	46,601
Unrealized gross losses of AFS securities, continuous unrealized loss position	(2,582)	(3,582)
Fair value of AFS securities, continuous unrealized loss position	100,467	119,463
U.S. agency securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(11)	(5,010)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	3,167	336,243
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(5,638)	(1,452)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	220,613	57,344
Unrealized gross losses of AFS securities, continuous unrealized loss position	(5,649)	(6,462)
Fair value of AFS securities, continuous unrealized loss position	223,780	393,587
Agency pass through mortgage-backed securities
Schedule of Available-for-sale Securities [Line Items]
Unrealized gross losses of AFS securities, continuous unrealized loss position, less than 12 months	(1,278)	(1,036)
Fair value of AFS securities, continuous unrealized loss position, less than 12 months	301,030	169,541
Unrealized gross losses of AFS securities, continuous unrealized loss position, 12 months or longer	(2,417)	(18,277)
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	232,407	1,193,463
Unrealized gross losses of AFS securities, continuous unrealized loss position	(3,695)	(19,313)
Fair value of AFS securities, continuous unrealized loss position	$ 533,437	$ 1,363,004